Guarantor Financial Statements Consolidated Statement of Balance Sheets with Guarantor Information (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Jul. 05, 2015	Sep. 28, 2014	Sep. 29, 2013	Sep. 30, 2012
Cash and cash equivalents	$ 472	$ 237	$ 257	$ 190	$ 290	$ 89
Short-term investments - available-for-sale securities	153	155		553
Restricted cash	123	127		109
Accounts receivable	319	218		198
Intercompany receivable	0	0		0
Merchandise inventories	523	500		441
Prepaid expenses and other current assets	147	108		97
Deferred income taxes	188	199		168
Total current assets	1,925	1,544		1,756
Property and equipment, net of accumulated depreciation and amortization	3,376	3,163		2,923
Long-term investments - available-for-sale securities	0	63		120
Investments in consolidated subsidiaries	0	0		0
Goodwill	710	710		708
Intangible assets, net of accumulated amortization	76	79		81
Deferred income taxes	143	144		132
Other assets	45	38		24
Total assets	6,275	5,741		5,744
Current installments of capital lease obligations		3		2
Accounts payable	292	295		276
Intercompany payable	0	0		0
Accrued payroll, bonus and other benefits due team members	409	436		379
Dividends payable	43	45		43
Other current liabilities	577	473		557
Total current liabilities	1,324	1,252		1,257
Long-term capital lease obligations, less current installments		62		60
Deferred lease liabilities	626	587		548
Other long-term liabilities	91	71		66
Total liabilities	3,090	1,972		1,931
Commitments and contingencies
Total shareholders’ equity	3,185	3,769		3,813	3,878	3,802
Total liabilities and shareholders’ equity	6,275	5,741		5,744
Parent Company [Member]
Cash and cash equivalents	0	0	0	0	0	0
Short-term investments - available-for-sale securities	0	0		0
Restricted cash	0	0		0
Accounts receivable	0	0		0
Intercompany receivable	0	0		322
Merchandise inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		322
Property and equipment, net of accumulated depreciation and amortization	0	0		0
Long-term investments - available-for-sale securities	0	0		0
Investments in consolidated subsidiaries	4,498	4,060		3,524
Goodwill	0	0		0
Intangible assets, net of accumulated amortization	1	0		0
Deferred income taxes	0	0		0
Other assets	7	10		10
Total assets	4,506	4,070		3,856
Current installments of capital lease obligations		0		0
Accounts payable	0	0		0
Intercompany payable	280	256		0
Accrued payroll, bonus and other benefits due team members	0	0		0
Dividends payable	43	45		43
Other current liabilities	5	0		0
Total current liabilities	328	301		43
Long-term capital lease obligations, less current installments		0		0
Deferred lease liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	1,321	301		43
Commitments and contingencies
Total shareholders’ equity	3,185	3,769		3,813
Total liabilities and shareholders’ equity	4,506	4,070		3,856
Guarantor Subsidiaries [Member]
Cash and cash equivalents	375	147	157	96	205	48
Short-term investments - available-for-sale securities	153	155		553
Restricted cash	115	115		100
Accounts receivable	293	194		179
Intercompany receivable	592	533		0
Merchandise inventories	452	430		387
Prepaid expenses and other current assets	131	96		86
Deferred income taxes	188	199		168
Total current assets	2,299	1,869		1,569
Property and equipment, net of accumulated depreciation and amortization	3,003	2,832		2,574
Long-term investments - available-for-sale securities		63		120
Investments in consolidated subsidiaries	101	93		83
Goodwill	703	703		703
Intangible assets, net of accumulated amortization	65	69		72
Deferred income taxes	139	141		129
Other assets	18	18		9
Total assets	6,328	5,788		5,259
Current installments of capital lease obligations		3		2
Accounts payable	209	216		202
Intercompany payable	0	0		64
Accrued payroll, bonus and other benefits due team members	382	411		352
Dividends payable	0	0		0
Other current liabilities	547	452		527
Total current liabilities	1,141	1,082		1,147
Long-term capital lease obligations, less current installments		55		53
Deferred lease liabilities	579	544		507
Other long-term liabilities	89	69		63
Total liabilities	1,857	1,750		1,770
Commitments and contingencies
Total shareholders’ equity	4,471	4,038		3,489
Total liabilities and shareholders’ equity	6,328	5,788		5,259
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	97	90	100	94	85	41
Short-term investments - available-for-sale securities	0	0		0
Restricted cash	8	12		9
Accounts receivable	26	24		19
Intercompany receivable	0	0		0
Merchandise inventories	71	70		54
Prepaid expenses and other current assets	16	12		11
Deferred income taxes	0	0		0
Total current assets	218	208		187
Property and equipment, net of accumulated depreciation and amortization	373	331		349
Long-term investments - available-for-sale securities		0		0
Investments in consolidated subsidiaries	468	445		407
Goodwill	7	7		5
Intangible assets, net of accumulated amortization	10	10		9
Deferred income taxes	4	3		3
Other assets	20	10		5
Total assets	1,100	1,014		965
Current installments of capital lease obligations		0		0
Accounts payable	83	79		74
Intercompany payable	312	277		258
Accrued payroll, bonus and other benefits due team members	27	25		27
Dividends payable	0	0		0
Other current liabilities	25	21		30
Total current liabilities	447	402		389
Long-term capital lease obligations, less current installments		7		7
Deferred lease liabilities	47	43		41
Other long-term liabilities	2	2		3
Total liabilities	504	454		440
Commitments and contingencies
Total shareholders’ equity	596	560		525
Total liabilities and shareholders’ equity	1,100	1,014		965
Eliminations [Member]
Cash and cash equivalents	0	0	$ 0	0	$ 0	$ 0
Short-term investments - available-for-sale securities	0	0		0
Restricted cash	0	0		0
Accounts receivable	0	0		0
Intercompany receivable	(592)	(533)		(322)
Merchandise inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	(592)	(533)		(322)
Property and equipment, net of accumulated depreciation and amortization	0	0		0
Long-term investments - available-for-sale securities		0		0
Investments in consolidated subsidiaries	(5,067)	(4,598)		(4,014)
Goodwill	0	0		0
Intangible assets, net of accumulated amortization	0	0		0
Deferred income taxes	0	0		0
Other assets	0	0		0
Total assets	(5,659)	(5,131)		(4,336)
Current installments of capital lease obligations		0		0
Accounts payable	0	0		0
Intercompany payable	(592)	(533)		(322)
Accrued payroll, bonus and other benefits due team members	0	0		0
Dividends payable	0	0		0
Other current liabilities	0	0		0
Total current liabilities	(592)	(533)		(322)
Long-term capital lease obligations, less current installments		0		0
Deferred lease liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	(592)	(533)		(322)
Commitments and contingencies
Total shareholders’ equity	(5,067)	(4,598)		(4,014)
Total liabilities and shareholders’ equity	$ (5,659)	$ (5,131)		$ (4,336)